Retirement Plans (Fair Value Measurements Using Significant Unobservable Inputs (Level 3)) (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Derivatives [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, January 1	$ 360
Fair value of plan assets, December 31	402
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, January 1	10,923
Fair value of plan assets, December 31	10,312
U.S. Plans [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, January 1	(10)
Relating to assets still held at the reporting date	(65)
Relating to assets sold during the period	(24)
Purchases, sales and settlements	40
Transfers in and/or out of Level 3	0
Fair value of plan assets, December 31	(59)
U.S. Plans [Member] | Other Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, January 1	275
Fair value of plan assets, December 31	245
U.S. Plans [Member] | Other Fixed Income [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, January 1	10
Relating to assets still held at the reporting date	1
Relating to assets sold during the period	0
Purchases, sales and settlements	0
Transfers in and/or out of Level 3	0
Fair value of plan assets, December 31	11
U.S. Plans [Member] | Derivatives [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, January 1	(19)
Fair value of plan assets, December 31	(71)
U.S. Plans [Member] | Derivatives [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, January 1	(20)
Relating to assets still held at the reporting date	(66)
Relating to assets sold during the period	(24)
Purchases, sales and settlements	39
Transfers in and/or out of Level 3	0
Fair value of plan assets, December 31	(71)
U.S. Plans [Member] | Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, January 1	217
Fair value of plan assets, December 31	41
U.S. Plans [Member] | Mortgage Backed Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, January 1	0
Relating to assets still held at the reporting date	0
Relating to assets sold during the period	0
Purchases, sales and settlements	1
Transfers in and/or out of Level 3	0
Fair value of plan assets, December 31	$ 1